FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                        Franklin Value Investors Trust
                        ------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906 (Address of
              principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 7/31/08
                          -------



Item 1. Schedule of Investments.




Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2008

CONTENTS

Franklin All Cap Value Fund ..............................................     3
Franklin Balance Sheet Investment Fund ...................................     6
Franklin Large Cap Value Fund ............................................    11
Franklin MicroCap Value Fund .............................................    14
Franklin MidCap Value Fund ...............................................    18
Franklin Small Cap Value Fund ............................................    21
Notes to Statements of Investments .......................................    26

                    (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      FRANKLIN - Templetion - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

          FRANKLIN ALL CAP VALUE FUND                                       SHARES             VALUE
          ---------------------------                                  ---------------   ----------------
          COMMON STOCKS 89.9%
          BANKS 1.1%
          TrustCo Bank Corp. NY ....................................           8,450     $         73,769
          U.S. Bancorp .............................................           2,400               73,464
                                                                                         ----------------
                                                                                                  147,233
                                                                                         ----------------
          CAPITAL GOODS 20.9%
          Brady Corp., A ...........................................           5,800              212,686
          Carlisle Cos. Inc. .......................................           6,900              211,071
          Dover Corp. ..............................................           4,300              213,409
          Eaton Corp. ..............................................           3,300              234,432
          Embraer-Empresa Brasileira de Aeronautica SA,
             ADR (Brazil) ..........................................           3,700              113,072
          Franklin Electric Co. Inc. ...............................           1,300               53,963
          General Electric Co. .....................................          11,800              333,822
          Hardinge Inc. ............................................           9,100              143,416
          Illinois Tool Works Inc. .................................           5,100              238,935
          Kennametal Inc. ..........................................           5,100              151,776
          Oshkosh Corp. ............................................           4,600               82,984
          Roper Industries Inc. ....................................             550               33,649
          Trinity Industries Inc. ..................................           6,300              237,132
          United Technologies Corp. ................................           3,300              211,134
          Universal Forest Products Inc. ...........................           8,400              226,800
          Wabash National Corp. ....................................          10,700               99,510
                                                                                         ----------------
                                                                                                2,797,791
                                                                                         ----------------
          COMMERCIAL SERVICES & SUPPLIES 3.1%
          ABM Industries Inc. ......................................           4,200              100,506
          Healthcare Services Group Inc. ...........................           1,725               28,652
          Kelly Services Inc., A ...................................          15,700              289,037
                                                                                         ----------------
                                                                                                  418,195
                                                                                         ----------------
          CONSUMER DURABLES & APPAREL 6.7%
          Adidas AG, ADR (Germany) .................................           6,900              211,037
          Brunswick Corp. ..........................................           9,800              126,420
          D.R. Horton Inc. .........................................           7,400               82,288
          Fortune Brands Inc. ......................................           3,900              223,509
          Hasbro Inc. ..............................................           1,400               54,208
          Leggett & Platt Inc. .....................................           3,900               76,050
          M.D.C. Holdings Inc. .....................................           2,800              116,256
                                                                                         ----------------
                                                                                                  889,768
                                                                                         ----------------
          CONSUMER SERVICES 0.3%
          Hillenbrand Inc. .........................................           1,800               41,670
                                                                                         ----------------
          DIVERSIFIED FINANCIALS 2.2%
          Bank of America Corp. ....................................           1,300               42,770
          State Street Corp. .......................................           3,550              254,322
                                                                                         ----------------
                                                                                                  297,092
                                                                                         ----------------
          ENERGY 13.7%
          Apache Corp. .............................................           1,000              112,170
(a)       Bristow Group Inc. .......................................           3,150              141,718
          CARBO Ceramics Inc. ......................................           2,100              114,912


                     Quarterly Statements of Investments | 3

Franklin Value Investors Trust

          FRANKLIN ALL CAP VALUE FUND                                      SHARES             VALUE
          ---------------------------                                  ---------------   ----------------
          COMMON STOCKS (CONTINUED)
          ENERGY (CONTINUED)
          Chesapeake Energy Corp. ..................................           2,700     $        135,405
          ENSCO International Inc. .................................           2,200              152,108
(a)       Global Industries Ltd. ...................................          11,500              137,310
(a)       Helix Energy Solutions Group Inc. ........................           4,000              127,720
          Occidental Petroleum Corp. ...............................           1,400              110,362
          Overseas Shipholding Group Inc. ..........................           1,200               94,500
          Peabody Energy Corp. .....................................           1,000               67,650
(a)       PHI Inc., non-voting .....................................          10,500              421,785
          Teekay Corp. (Bahamas) ...................................           1,500               65,505
(a)       Unit Corp. ...............................................           2,300              155,365
                                                                                         ----------------
                                                                                                1,836,510
                                                                                         ----------------
          FOOD & STAPLES RETAILING 2.6%
          Wal-Mart Stores Inc. .....................................           5,900              345,858
                                                                                         ----------------
          FOOD, BEVERAGE & TOBACCO 1.1%
(a)       Omega Protein Corp. ......................................           2,400               37,536
(a)       Smithfield Foods Inc. ....................................           5,200              111,696
                                                                                         ----------------
                                                                                                  149,232
                                                                                         ----------------
          HEALTH CARE EQUIPMENT & SERVICES 0.4%
          Hill-Rom Holdings Inc. ...................................           1,800               50,562
                                                                                         ----------------
          HOUSEHOLD & PERSONAL PRODUCTS 0.3%
          The Procter & Gamble Co. .................................             600               39,288
                                                                                         ----------------
          INSURANCE 6.1%
          AFLAC Inc. ...............................................           1,150               63,951
          American International Group Inc. ........................           3,100               80,755
          Aspen Insurance Holdings Ltd. ............................           1,850               46,972
          Chubb Corp. ..............................................           3,300              158,532
          IPC Holdings Ltd. ........................................           3,500              112,350
          Kansas City Life Insurance Co. ...........................           2,400              121,176
          Old Republic International Corp. .........................          12,300              129,150
          StanCorp Financial Group Inc. ............................           2,100              103,719
                                                                                         ----------------
                                                                                                  816,605
                                                                                         ----------------
          MATERIALS 7.2%
(a)       American Pacific Corp. ...................................          11,700              193,050
          Bemis Co. Inc. ...........................................           6,800              191,488
          Gerdau Ameristeel Corp. (Canada) .........................           6,800              108,528
          Glatfelter ...............................................           4,000               58,480
          Nucor Corp. ..............................................           1,800              102,996
          Praxair Inc. .............................................             500               46,865
          Steel Dynamics Inc. ......................................           3,500              110,880
          Westlake Chemical Corp. ..................................           9,000              157,590
                                                                                         ----------------
                                                                                                  969,877
                                                                                         ----------------
          RETAILING 14.6%
          Brown Shoe Co. Inc. ......................................          15,700              253,398
          Christopher & Banks Corp. ................................          18,500              160,950
          Fred's Inc. ..............................................          14,700              189,042


                     4 | Quarterly Statements of Investments

Franklin Value Investors Trust

          FRANKLIN ALL CAP VALUE FUND                                       SHARES            VALUE
          ---------------------------                                  ---------------   ----------------
          COMMON STOCKS (CONTINUED)
          RETAILING (CONTINUED)
          Group 1 Automotive Inc. ..................................             4,500   $         88,425
          Haverty Furniture Cos. Inc. ..............................            12,000            137,040
          The Home Depot Inc. ......................................             9,800            233,534
          J.C. Penney Co. Inc. .....................................             7,500            231,225
          The Men's Wearhouse Inc. .................................             6,000            119,460
          Nordstrom Inc. ...........................................             7,000            201,180
(a)       Saks Inc. ................................................            13,000            132,470
(a)       Zale Corp. ...............................................             9,500            210,140
                                                                                         ----------------
                                                                                                1,956,864
                                                                                         ----------------
          TECHNOLOGY HARDWARE & EQUIPMENT 2.1%
(a)       Benchmark Electronics Inc. ...............................            12,425            181,902
(a)       GTSI Corp. ...............................................            13,500             97,335
                                                                                         ----------------
                                                                                                  279,237
                                                                                         ----------------
          TRANSPORTATION 1.1%
          J.B. Hunt Transport Services Inc. ........................               700             25,886
(a)       P.A.M. Transportation Services Inc. ......................             9,600            126,720
                                                                                         ----------------
                                                                                                  152,606
                                                                                         ----------------
          UTILITIES 6.4%
          Avista Corp. .............................................            10,200            230,724
          DTE Energy Co. ...........................................             5,100            208,998
          IDACORP Inc. .............................................             7,100            211,651
          Sierra Pacific Resources .................................            18,000            204,120
                                                                                         ----------------
                                                                                                  855,493
                                                                                         ----------------
          TOTAL COMMON STOCKS (COST $12,940,439) ...................                           12,043,881
                                                                                         ----------------
          SHORT TERM INVESTMENTS (COST $1,496,630) 11.2%
          MONEY MARKET FUND 11.2%
(b)       Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 2.20% ......................................         1,496,630          1,496,630
                                                                                         ----------------
          TOTAL INVESTMENTS (COST $14,437,069) 101.1% ..............                           13,540,511
          OTHER ASSETS, LESS LIABILITIES (1.1)% ....................                             (144,408)
                                                                                         ----------------
          NET ASSETS 100.0% ........................................                     $     13,396,103
                                                                                         ================

See Selected Portfolio Abbreviations on page 25.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

          FRANKLIN BALANCE SHEET INVESTMENT FUND                        SHARES/RIGHTS          VALUE
          --------------------------------------                       ---------------   ----------------
          CLOSED END MUTUAL FUNDS 1.6%
          DIVERSIFIED FINANCIALS 1.6%
          Apollo Investment Corp. ..................................           213,666   $      3,403,699
          Emerging Markets Telecommunications Fund .................           250,000          5,077,500
          H&Q Healthcare Investors .................................           150,000          2,377,500
          John Hancock Bank and Thrift Opportunity Fund ............         1,650,000          8,167,500
          Latin America Equity Fund Inc. ...........................           222,015         10,434,705
          The Mexico Fund Inc. (Mexico) ............................           620,800         20,157,376
          New Ireland Fund Inc. (Ireland) ..........................           135,000          2,045,250
          Petroleum & Resources Corp. ..............................           150,000          5,622,000
                                                                                         ----------------
          TOTAL CLOSED END MUTUAL FUNDS (COST $38,242,261)                                     57,285,530
                                                                                         ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 85.0%
          AUTOMOBILES & COMPONENTS 0.3%
(a)       American Axle & Manufacturing Holdings Inc. ..............         1,650,000          9,702,000
                                                                                         ----------------
          BANKS 1.6%
(a)       Corus Bankshares Inc. ....................................         2,210,900          8,644,619
          Farmers & Merchants Bank of Long Beach ...................             1,475          6,932,500
          First Niagara Financial Group Inc. .......................           100,000          1,399,000
          Freddie Mac ..............................................         1,700,000         13,889,000
          Hudson City Bancorp Inc. .................................           600,000         10,956,000
          MGIC Investment Corp. ....................................           735,000          4,704,000
          The PMI Group Inc. .......................................         1,325,000          3,325,750
(a)       Radian Group Inc. ........................................         1,300,000          2,262,000
(a)       Washington Mutual Inc. ...................................           750,000          3,997,500
                                                                                         ----------------
                                                                                               56,110,369
                                                                                         ----------------
          CAPITAL GOODS 11.8%
          A.O. Smith Corp. .........................................           893,600         35,475,920
          Applied Industrial Technologies Inc. .....................         1,378,250         36,826,840
          Armstrong World Industries Inc. ..........................           350,000         11,798,500
(a)       CNH Global NV (Netherlands)...............................         1,025,100         37,897,947
(a, b)    ESCO Technologies Inc. ...................................         1,150,800         47,355,420
(b, c)    Furmanite Corp. ..........................................         2,688,600         24,627,576
          Lennox International Inc. ................................           625,000         22,312,500
          Mueller Industries Inc. ..................................           600,000         15,402,000
          Oshkosh Corp. ............................................           960,000         17,318,400
(b, c)    Tecumseh Products Co., A .................................         1,000,000         32,750,000
(b, c)    Tecumseh Products Co., B .................................           310,000          8,986,900
          Timken Co. ...............................................         1,115,000         36,817,300
(a)       Trinity Industries Inc. ..................................         2,170,000         81,678,800
                                                                                         ----------------
                                                                                              409,248,103
                                                                                         ----------------
          COMMERCIAL SERVICES & SUPPLIES 1.2%
          Kelly Services Inc., A ...................................         2,300,000         42,343,000
                                                                                         ----------------
          CONSUMER DURABLES & APPAREL 5.6%
          D.R. Horton Inc. .........................................         2,400,000         26,688,000
(a, c)    Furniture Brands International Inc. ......................         3,400,000         40,358,000
          Hasbro Inc. ..............................................         1,375,000         53,240,000
          Lennar Corp., A ..........................................           480,000          5,808,000
          Lennar Corp., B ..........................................            48,000            525,600


                     6 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Value Investors Trust

          FRANKLIN BALANCE SHEET INVESTMENT FUND                        SHARES/RIGHTS          VALUE
          --------------------------------------                       ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONSUMER DURABLES & APPAREL (CONTINUED)
          M.D.C. Holdings Inc. .....................................           693,000   $     28,773,360
          Pulte Homes Inc. .........................................         2,600,000         31,746,000
(a)       Standard Pacific Corp. ...................................         2,500,000          8,350,000
(b)       Standard Pacific Corp., rts., 8/22/08 ....................         2,500,000            475,000
                                                                                         ----------------
                                                                                              195,963,960
                                                                                         ----------------
          CONSUMER SERVICES 1.5%
          Bob Evans Farms Inc. .....................................            23,600            675,904
(a, b)    Vail Resorts Inc. ........................................         1,245,000         50,273,100
                                                                                         ----------------
                                                                                               50,949,004
                                                                                         ----------------
          DIVERSIFIED FINANCIALS 0.6%
          CIT Group Inc. ...........................................         2,500,000         21,200,000
                                                                                         ----------------
          ENERGY 6.5%
(a, b)    Bristow Group Inc. .......................................           900,000         40,491,000
(b)       Exterran Holding Inc. ....................................           930,000         52,489,200
          Overseas Shipholding Group Inc. ..........................           730,000         57,487,500
          Peabody Energy Corp. .....................................           103,869          7,026,738
(b)       PHI Inc. .................................................            77,500          3,177,500
(b)       PHI Inc., non-voting .....................................           352,000         14,139,840
          Teekay Corp. (Bahamas) ...................................         1,189,000         51,923,630
                                                                                         ----------------
                                                                                              226,735,408
                                                                                         ----------------
          FOOD, BEVERAGE & TOBACCO 5.0%
(b)       Alliance One International Inc. ..........................         2,504,200         11,193,774
          Bunge Ltd. ...............................................           168,910         16,708,577
          Corn Products International Inc. .........................         1,655,000         76,974,050
(a, b)    Smithfield Foods Inc. ....................................         1,460,000         31,360,800
          Universal Corp. ..........................................           715,600         36,939,272
                                                                                         ----------------
                                                                                              173,176,473
                                                                                         ----------------
          INSURANCE 20.2%
          American National Insurance Co. ..........................           647,500         61,188,750
          Aspen Insurance Holdings Ltd. ............................           154,300          3,917,677
          Assurant Inc. ............................................           800,700         48,138,084
          Chubb Corp. ..............................................           230,000         11,049,200
          Cincinnati Financial Corp. ...............................           150,000          4,176,000
          E-L Financial Corp. Ltd. (Canada) ........................           104,666         55,461,837
          Employers Holdings Inc. ..................................           571,900         10,191,258
          FBL Financial Group Inc., A ..............................           575,000         11,988,750
          Genworth Financial Inc., A ...............................         1,600,000         25,552,000
          IPC Holdings Ltd. ........................................         1,768,800         56,778,480
          Kansas City Life Insurance Co. ...........................           299,989         15,146,444
          Manulife Financial Corp. (Canada) ........................           970,000         35,725,100
          MBIA Inc. ................................................           815,000          4,832,950
          MetLife Inc. .............................................           401,000         20,358,770
          National Western Life Insurance Co., A ...................           173,000         40,975,050
          Old Republic International Corp. .........................         5,000,000         52,500,000
          Presidential Life Corp. ..................................           380,000          6,095,200


                     Quarterly Statements of Investments | 7

Franklin Value Investors Trust

          FRANKLIN BALANCE SHEET INVESTMENT FUND                        SHARES/RIGHTS          VALUE
          --------------------------------------                       ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INSURANCE (CONTINUED)
          Principal Financial Group Inc. ...........................           225,000   $      9,564,750
          Prudential Financial Inc. ................................         1,184,000         81,660,480
          RLI Corp. ................................................           489,400         26,731,028
          Selective Insurance Group Inc. ...........................         1,300,000         28,080,000
          StanCorp Financial Group Inc. ............................         1,200,000         59,268,000
          The Travelers Cos. Inc. ..................................           575,000         25,369,000
          Zenith National Insurance Corp. ..........................           153,000          5,264,730
                                                                                         ----------------
                                                                                              700,013,538
                                                                                         ----------------
          MATERIALS 7.2%
          AbitibiBowater Inc. ......................................           470,000          3,962,100
          Ashland Inc. .............................................           350,900         14,657,093
          MeadWestvaco Corp. .......................................         1,525,000         40,885,250
          Nucor Corp. ..............................................           399,000         22,830,780
(b)       PolyOne Corp. ............................................         1,375,000         10,312,500
          Reliance Steel & Aluminum Co. ............................           920,000         58,107,200
          Sherritt International Corp. (Canada) ....................         3,253,500         33,653,609
          Texas Industries Inc. ....................................           679,000         35,104,300
(a)       Westlake Chemical Corp. ..................................         1,700,000         29,767,000
                                                                                         ----------------
                                                                                              249,279,832
                                                                                         ----------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.4%
(b)       Watson Pharmaceuticals Inc. ..............................         1,700,000         49,147,000
                                                                                         ----------------
          RETAILING 5.4%
(a, b)    Big Lots Inc. ............................................         1,000,000         30,460,000
          The Cato Corp., A ........................................           450,000          8,050,500
(a, b)    Charming Shoppes Inc. ....................................         5,200,000         28,340,000
(a)       Dillard's Inc., A ........................................           880,000          8,896,800
          Fred's Inc. ..............................................           400,000          5,144,000
(a)       Haverty Furniture Cos. Inc. ..............................           920,000         10,506,400
(a, b)    Saks Inc. ................................................         2,050,000         20,889,500
(a, b, c) Syms Corp. ...............................................         1,430,000         24,395,800
(a, b, c) Zale Corp. ...............................................         2,221,000         49,128,520
                                                                                         ----------------
                                                                                              185,811,520
                                                                                         ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
(a, b)    Spansion Inc., A .........................................         4,000,000          9,160,000
(b)       Standard Microsystems Corp. ..............................           369,700          9,804,444
                                                                                         ----------------
                                                                                               18,964,444
                                                                                         ----------------
          TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
(b)       Benchmark Electronics Inc. ...............................         1,088,700         15,938,568
                                                                                         ----------------
          TRANSPORTATION 5.9%
(a, b)    Air Transport Services Group Inc. ........................         1,825,000          1,660,750
(a, b)    Alaska Air Group Inc. ....................................         1,350,600         24,148,728
          Burlington Northern Santa Fe Corp. .......................           352,000         36,653,760
(a, b, c) Dollar Thrifty Automotive Group Inc. .....................         1,863,067          5,850,031
(b)       Kansas City Southern .....................................           700,000         38,500,000


                     8 | Quarterly Statements of Investments

Franklin Value Investors Trust

          FRANKLIN BALANCE SHEET INVESTMENT FUND                        SHARES/RIGHTS          VALUE
          --------------------------------------                       ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TRANSPORTATION (CONTINUED)
          Norfolk Southern Corp. ...................................         1,206,600   $     86,778,672
(a)       Werner Enterprises Inc. ..................................           500,000         11,905,000
                                                                                         ----------------
                                                                                              205,496,941
                                                                                         ----------------
          UTILITIES 9.7%
          Atmos Energy Corp. .......................................           933,600         24,712,392
          Avista Corp. .............................................           600,000         13,572,000
          Entergy Corp. ............................................           599,000         64,045,080
(a)       IDACORP Inc. .............................................           520,000         15,501,200
(b, c, d) KGen Power Corp., 144A ...................................         4,400,000         83,600,000
          Northeast Utilities ......................................         1,550,000         38,998,000
          PNM Resources Inc. .......................................         1,990,000         23,302,900
          Sierra Pacific Resources .................................         5,000,000         56,700,000
          Xcel Energy Inc. .........................................           861,000         17,271,660
                                                                                         ----------------
                                                                                              337,703,232
                                                                                         ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $2,211,327,806) .................................                        2,947,783,392
                                                                                         ----------------
          CONVERTIBLE PREFERRED STOCKS (COST $24,240,000) 0.3%
          BANKS 0.3%
          Washington Mutual Inc., 7.75%, cvt. pfd., R ..............            24,240         11,853,360
                                                                                         ----------------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                       ---------------
          CORPORATE BONDS (COST $5,545,593) 0.1%
          CAPITAL GOODS 0.1%
          Mueller Industries Inc., 6.00%, 11/01/14 .................   $     5,604,000          5,127,660
                                                                                         ----------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $2,279,355,660) .................................                        3,022,049,942
                                                                                         ----------------

                                                                            SHARES
                                                                       ---------------
          SHORT TERM INVESTMENTS 20.6%
          MONEY MARKET FUND (COST $223,258,407) 6.4%
(e)       Franklin Institutional Fiduciary Trust Money
             Market Portfolio, 2.20% ...............................       223,258,407        223,258,407
                                                                                         ----------------


                    Quarterly Statements of Investments | 9

Franklin Value Investors Trust

                                                                          PRINCIPAL
          FRANKLIN BALANCE SHEET INVESTMENT FUND                            AMOUNT             VALUE
          --------------------------------------                       ---------------   ----------------
          SHORT TERM INVESTMENTS (CONTINUED)
          REPURCHASE AGREEMENT (COST $228,561,316) 6.6%
(f)       Joint Repurchase Agreement, 2.09%, 8/01/08
             (Maturity Value $228,574,587) .........................   $   228,561,316   $    228,561,316
                                                                                         ----------------
             ABN AMRO Bank NV, New York Branch
                (Maturity Value $19,296,267)
             Banc of America Securities LLC
                (Maturity Value $19,296,267)
             Barclays Capital Inc.
                (Maturity Value $19,296,267)
             BNP Paribas Securities Corp.
                (Maturity Value $19,296,267)
             Credit Suisse Securities (USA) LLC
                (Maturity Value $19,296,267)
             Deutsche Bank Securities Inc.
                (Maturity Value $19,296,267)
             Dresdner Kleinwort Securities LLC
                (Maturity Value $19,296,267)
             Goldman, Sachs & Co. (Maturity Value $19,296,267)
             Lehman Brothers Inc. (Maturity Value $16,315,650)
             Merrill Lynch Government Securities Inc.
                (Maturity Value $19,296,267)
             Morgan Stanley & Co. Inc. (Maturity Value $19,296,267)
             UBS Securities LLC (Maturity Value $19,296,267)
                Collateralized by U.S. Government Agency Securities,
                   2.375% - 6.25%, 8/04/08 - 5/06/13; (g) U.S.
                   Government Agency Discount Notes, 12/08/08 -
                   5/29/09; (g) U.S. Treasury Bill, 12/11/08 and
                   U.S. Treasury Notes, 3.375% - 4.625%, 5/15/09 -
                   6/30/13


                                                                            SHARES
                                                                       ---------------

          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 7.6%
          MONEY MARKET FUND (COST $263,626,258) 7.6%
(h)       Bank of New York Institutional Cash Reserve Fund, 2.52% ..       263,626,258        263,626,258
                                                                                         ----------------
          TOTAL INVESTMENTS (COST $2,994,801,641) 107.6% ...........                        3,737,495,923
          OTHER ASSETS, LESS LIABILITIES (7.6%) ....................                         (265,392,964)
                                                                                         ----------------
          NET ASSETS 100.0% ........................................                     $  3,472,102,959
                                                                                         ================

(a)  A portion or all of the security is on loan as of July 31, 2008.

(b)  Non-income producing for the twelve months ended July 31, 2008.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the value of this security was $83,600,000 representing 2.41% of net assets.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2008, all repurchase agreements had been entered into on that date.

(g)  The security is traded on a discount basis with no stated coupon rate.

(h)  The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

          FRANKLIN LARGE CAP VALUE FUND                                    SHARES              VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS 97.9%
          BANKS 4.3%
(a)       Freddie Mac ..............................................           102,000   $        833,340
          SunTrust Banks Inc. ......................................            26,000          1,067,560
          U.S. Bancorp .............................................           115,000          3,520,150
          Wachovia Corp. ...........................................            63,000          1,088,010
          Washington Mutual Inc. ...................................           130,000            692,900
                                                                                         ----------------
                                                                                                7,201,960
                                                                                         ----------------
          CAPITAL GOODS 14.8%
          3M Co. ...................................................            43,000          3,026,770
          Dover Corp. ..............................................            71,000          3,523,730
          Eaton Corp. ..............................................            11,500            816,960
          General Electric Co. .....................................           245,000          6,931,050
          Illinois Tool Works Inc. .................................            95,000          4,450,750
          Masco Corp. ..............................................           108,000          1,780,920
          United Technologies Corp. ................................            66,500          4,254,670
                                                                                         ----------------
                                                                                               24,784,850
                                                                                         ----------------
          CONSUMER DURABLES & APPAREL 5.8%
          D.R. Horton Inc. .........................................           335,000          3,725,200
          Fortune Brands Inc. ......................................            69,000          3,954,390
          NIKE Inc., B .............................................            34,000          1,995,120
                                                                                         ----------------
                                                                                                9,674,710
                                                                                         ----------------
          CONSUMER SERVICES 2.0%
          McDonald's Corp. .........................................            55,000          3,288,450
                                                                                         ----------------
          DIVERSIFIED FINANCIALS 7.1%
          Bank of America Corp. ....................................            86,000          2,829,400
          The Bank of New York Mellon Corp. ........................            85,000          3,017,500
          Citigroup Inc. ...........................................            81,000          1,513,890
(a)       Lehman Brothers Holdings Inc. ............................            24,000            416,160
          Morgan Stanley ...........................................            45,000          1,776,600
          State Street Corp. .......................................            33,000          2,364,120
                                                                                         ----------------
                                                                                               11,917,670
                                                                                         ----------------
          ENERGY 12.5%
          Apache Corp. .............................................            36,500          4,094,205
          Chesapeake Energy Corp. ..................................            55,000          2,758,250
          ConocoPhillips ...........................................            28,000          2,285,360
          Devon Energy Corp. .......................................            32,000          3,036,480
          Exxon Mobil Corp. ........................................            59,000          4,745,370
          Occidental Petroleum Corp. ...............................            50,500          3,980,915
                                                                                         ----------------
                                                                                               20,900,580
                                                                                         ----------------
          FOOD & STAPLES RETAILING 4.0%
          Wal-Mart Stores Inc. .....................................           114,000          6,682,680
                                                                                         ----------------
          HEALTH CARE EQUIPMENT & SERVICES 1.7%
          Becton Dickinson and Co. .................................            34,000          2,886,940
                                                                                         ----------------


                    Quarterly Statements of Investments | 11

Franklin Value Investors Trust

          FRANKLIN LARGE CAP VALUE FUND                                     SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD & PERSONAL PRODUCTS 5.1%
          Kimberly-Clark Corp. .....................................            60,000   $      3,469,800
          The Procter & Gamble Co. .................................            76,000          4,976,480
                                                                                         ----------------
                                                                                                8,446,280
                                                                                         ----------------
          INSURANCE 7.6%
          The Allstate Corp. .......................................            75,000          3,466,500
(a)       Ambac Financial Group Inc. ...............................            67,000            168,840
          American International Group Inc. ........................           110,000          2,865,500
          Chubb Corp. ..............................................            75,000          3,603,000
          MetLife Inc. .............................................            50,000          2,538,500
                                                                                         ----------------
                                                                                               12,642,340
                                                                                         ----------------
          MATERIALS 9.9%
          Alcoa Inc. ...............................................            92,000          3,105,000
          The Dow Chemical Co. .....................................           105,000          3,497,550
          Nucor Corp. ..............................................            85,000          4,863,700
          Praxair Inc. .............................................            55,000          5,155,150
                                                                                         ----------------
                                                                                               16,621,400
                                                                                         ----------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5.3%
          Abbott Laboratories ......................................            14,500            816,930
          Merck & Co. Inc. .........................................           118,000          3,882,200
          Pfizer Inc. ..............................................           228,000          4,256,760
                                                                                         ----------------
                                                                                                8,955,890
                                                                                         ----------------
          RETAILING 4.7%
          The Home Depot Inc. ......................................            96,000          2,287,680
          J.C. Penney Co. Inc. .....................................            70,000          2,158,100
          Nordstrom Inc. ...........................................            59,000          1,695,660
(b)       Office Depot Inc. ........................................           245,000          1,666,000
                                                                                         ----------------
                                                                                                7,807,440
                                                                                         ----------------
          SOFTWARE & SERVICES 2.3%
          Microsoft Corp. ..........................................           148,000          3,806,560
                                                                                         ----------------
          TECHNOLOGY HARDWARE & EQUIPMENT 6.0%
          Hewlett-Packard Co. ......................................            90,000          4,032,000
          International Business Machines Corp. ....................            47,000          6,015,060
                                                                                         ----------------
                                                                                               10,047,060
                                                                                         ----------------
          TRANSPORTATION 2.7%
          Norfolk Southern Corp. ...................................            63,000          4,530,960
                                                                                         ----------------
          UTILITIES 2.1%
          Entergy Corp. ............................................            32,500          3,474,900
                                                                                         ----------------
          TOTAL COMMON STOCKS (COST $162,378,922) ..................                          163,670,670
                                                                                         ----------------
          CONVERTIBLE PREFERRED STOCKS (COST $886,645) 0.3%
          BANKS 0.3%
          Washington Mutual Inc., 7.75%, cvt. pfd., R ..............             1,000            489,000
                                                                                         ----------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $163,265,567) ...................................                          164,159,670
                                                                                         ----------------


                    12 | Quarterly Statements of Investments

Franklin Value Investors Trust

          FRANKLIN LARGE CAP VALUE FUND                                     SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          SHORT TERM INVESTMENTS 2.4%
          MONEY MARKET FUND (COST $2,507,624) 1.5%
(c)       Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 2.20% ......................................         2,507,624   $      2,507,624
                                                                                         ----------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.9%
          MONEY MARKET FUND (COST $1,532,211) 0.9%
(d)       Bank of New York Institutional Cash Reserve Fund, 2.52% ..         1,532,211          1,532,211
                                                                                         ----------------
          TOTAL INVESTMENTS (COST $167,305,402) 100.6% .............                          168,199,505
          OTHER ASSETS, LESS LIABILITIES (0.6%) ....................                           (1,079,136)
                                                                                         ----------------
          NET ASSETS 100.0% ........................................                     $    167,120,369
                                                                                         ================

(a)  A portion or all of the security is on loan as of July 31, 2008.

(b)  Non-income producing for the twelve months ended July 31, 2008.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

          FRANKLIN MICROCAP VALUE FUND                                      SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 80.0%
          AUTOMOBILES & COMPONENTS 0.2%
(a, b)    Proliance International Inc. .............................           823,800   $        881,466
                                                                                         ----------------
          BANKS 2.6%
          Beverly Hills Bancorp Inc. ...............................           866,488            979,132
(a)       BFC Financial Corp., A ...................................         1,000,000            670,000
(a, b, c) Black River BancVenture Inc. .............................           495,000          4,254,525
          First Defiance Financial Corp. ...........................           235,000          3,489,750
          WSB Holdings Inc. ........................................           153,363            736,142
                                                                                         ----------------
                                                                                               10,129,549
                                                                                         ----------------
          CAPITAL GOODS 16.2%
          Alamo Group Inc. .........................................           108,400          2,346,860
          Burnham Holdings Inc., A .................................           209,000          2,455,750
          CIRCOR International Inc. ................................           120,200          7,159,112
(b)       Espey Manufacturing & Electronics Corp. ..................           153,299          3,226,944
(a, d)    Gehl Co. .................................................           315,200          4,737,456
          Gibraltar Industries Inc. ................................           356,099          5,629,925
(b)       Hardinge Inc. ............................................           785,000         12,371,600
          Insteel Industries Inc. ..................................            40,000            706,800
(a)       Ladish Co. Inc. ..........................................             7,306            144,659
(a)       Layne Christensen Co. ....................................            63,300          2,890,911
(a)       Northwest Pipe Co. .......................................           130,000          7,559,500
          Smith Investment Co. .....................................            44,600          4,482,300
(a)       Sparton Corp. ............................................           398,000          1,647,720
(a)       Tecumseh Products Co., A .................................           200,000          6,550,000
(a)       Tecumseh Products Co., B .................................            12,799            371,043
                                                                                         ----------------
                                                                                               62,280,580
                                                                                         ----------------
          COMMERCIAL SERVICES & SUPPLIES 6.2%
          Courier Corp. ............................................           200,000          3,396,000
          Ecology and Environment Inc., A ..........................           212,100          2,343,705
          Healthcare Services Group Inc. ...........................           585,900          9,731,799
(a, b)    Nashua Corp. .............................................           357,930          3,042,405
(a)       Spherion Corp. ...........................................         1,100,000          5,379,000
                                                                                         ----------------
                                                                                               23,892,909
                                                                                         ----------------
          CONSUMER DURABLES & APPAREL 4.4%
          Bassett Furniture Industries Inc. ........................           122,100          1,451,769
(a)       Cavalier Homes Inc. ......................................           438,400          1,012,704
(a)       Chromcraft Revington Inc. ................................           200,000            660,000
(b)       Cobra Electronics Corp. ..................................           533,000          1,332,500
(b, d)    Delta Apparel Inc. .......................................           755,000          3,284,250
(a)       The Dixie Group Inc. .....................................           455,840          2,502,562
          Flexsteel Industries Inc. ................................           225,000          2,524,500
(a)       P & F Industries Inc., A .................................            89,700            270,894
(a, b)    Rockford Corp. ...........................................           575,000            575,000
(b, d)    Tandy Brands Accessories Inc. ............................           540,000          3,105,000
                                                                                         ----------------
                                                                                               16,719,179
                                                                                         ----------------


                    14 | Quarterly Statements of Investments

Franklin Value Investors Trust

          FRANKLIN MICROCAP VALUE FUND                                      SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED FINANCIALS 1.4%
          Kohlberg Capital Corp. ...................................           600,834   $      5,413,514
                                                                                         ----------------
          ENERGY 4.3%
(a)       PHI Inc. .................................................            17,600            721,600
(a)       PHI Inc., non-voting .....................................           394,499         15,847,025
                                                                                         ----------------
                                                                                               16,568,625
                                                                                         ----------------
          FOOD & STAPLES RETAILING 2.4%
          Village Super Market Inc., A .............................           214,000          9,041,500
                                                                                         ----------------
          FOOD, BEVERAGE & TOBACCO 11.4%
(a)       Alliance One International Inc. ..........................         1,167,000          5,216,490
          Griffin Land & Nurseries Inc. ............................           173,000          5,880,270
(a, d)    John B. Sanfilippo & Son Inc. ............................           200,000          1,710,000
(a)       Omega Protein Corp. ......................................           870,000         13,606,800
(a)       Seneca Foods Corp., A ....................................           256,600          5,388,600
(a)       Seneca Foods Corp., B ....................................           121,500          2,742,862
(a)       Smithfield Foods Inc. ....................................           438,600          9,421,128
                                                                                         ----------------
                                                                                               43,966,150
                                                                                         ----------------
          INSURANCE 5.7%
(a, b)    ACMAT Corp., A ...........................................           392,800          9,486,120
          Baldwin & Lyons Inc., B ..................................           238,875          5,076,094
          Mercer Insurance Group Inc. ..............................           133,950          2,269,113
          Safety Insurance Group Inc. ..............................            51,000          2,165,970
(a)       United America Indemnity Ltd. ............................           217,168          2,829,699
                                                                                         ----------------
                                                                                               21,826,996
                                                                                         ----------------
          MATERIALS 7.8%
(a, b)    American Pacific Corp. ...................................           676,300         11,158,950
          Central Steel and Wire Co. ...............................             6,905          4,446,820
(a, b)    Continental Materials Corp. ..............................           109,000          2,466,125
(a)       Intertape Polymer Group Inc. (Canada) ....................           710,000          1,711,100
(a)       Mercer International Inc. (Germany) ......................           761,400          4,735,908
          The Monarch Cement Co. ...................................            42,444          1,171,454
(a)       RTI International Metals Inc. ............................           140,000          3,816,400
          Schweitzer-Mauduit International Inc. ....................            34,724            646,214
                                                                                         ----------------
                                                                                               30,152,971
                                                                                         ----------------
          REAL ESTATE 1.9%
(d)       Arbor Realty Trust Inc. ..................................            70,000            767,200
          Arbor Realty Trust Inc. (legend shares) ..................           270,000          2,959,200
          Bresler & Reiner Inc. ....................................           205,000          3,561,875
(a, c)    LandCo Real Estate LLC, Liquidating Trust ................            94,800            168,744
                                                                                         ----------------
                                                                                                7,457,019
                                                                                         ----------------
          RETAILING 5.7%
          Brown Shoe Co. Inc. ......................................           282,481          4,559,243
          The Coast Distribution System Inc. .......................            66,800            250,500
(a, b)    Duckwall-ALCO Stores Inc. ................................           238,000          2,439,500
          Fred's Inc. ..............................................           250,000          3,215,000


                    Quarterly Statements of Investments | 15

Franklin Value Investors Trust

          FRANKLIN MICROCAP VALUE FUND                                      SHARES             VALUE
          ----------------------------                                 ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          RETAILING (CONTINUED)
(a)       Handleman Co. ............................................         1,020,000   $      1,377,000
(d)       Haverty Furniture Cos. Inc. ..............................           477,000          5,447,340
(a, b)    S&K Famous Brands Inc. ...................................           255,500            766,500
(a)       Shoe Carnival Inc. .......................................           250,500          3,832,650
                                                                                         ----------------
                                                                                               21,887,733
                                                                                         ----------------
          TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
(a, c, e) Allen Organ Co., Contingent Distribution .................            94,800          1,016,256
(a, b)    GTSI Corp. ...............................................           509,000          3,669,890
                                                                                         ----------------
                                                                                                4,686,146
                                                                                         ----------------
          TELECOMMUNICATION SERVICES 3.6%
          Atlantic Tele-Network Inc. ...............................           410,000         12,541,900
          North State Telecommunications Corp., B ..................            16,600          1,227,570
                                                                                         ----------------
                                                                                               13,769,470
                                                                                         ----------------
          TRANSPORTATION 5.0%
(a, b)    International Shipholding Corp. ..........................           445,000         10,533,150
(a)       P.A.M. Transportation Services Inc. ......................           355,500          4,692,600
          Providence and Worcester Railroad Co. ....................           205,000          3,825,300
                                                                                         ----------------
                                                                                               19,051,050
                                                                                         ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $226,993,881) ...................................                          307,724,857
                                                                                         ----------------
          CONVERTIBLE PREFERRED STOCKS 1.6%
          FOOD, BEVERAGE & TOBACCO 1.6%
(a)       Seneca Foods Corp., cvt. participating pfd. ..............           200,000          4,200,000
(a)       Seneca Foods Corp., cvt. participating pfd., Series
             2003 ..................................................           100,000          2,100,000
                                                                                         ----------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,905,000) .....                            6,300,000
                                                                                         ----------------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                       ---------------
          CONVERTIBLE BONDS (COST $7,000,000) 1.7%
          MATERIALS 1.7%
(f)       Mercer International Inc., cvt., senior sub. note, 144A,
             8.50%, 10/15/10 (Germany) .............................   $     7,000,000          6,532,722
                                                                                         ----------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $238,898,881) ...................................                          320,557,579
                                                                                         ----------------


                    16 | Quarterly Statements of Investments

Franklin Value Investors Trust

          FRANKLIN MICROCAP VALUE FUND                                      SHARES             VALUE
          ----------------------------                                 ---------------   ----------------
          SHORT TERM INVESTMENTS 17.5%
          MONEY MARKET FUND (COST $64,897,343) 16.9%
(g)       Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 2.20% ......................................        64,897,343   $     64,897,343
                                                                                         ----------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.6%
          MONEY MARKET FUND (COST $2,223,306) 0.6%
(h)       Bank of New York Institutional Cash Reserve Fund, 2.52% ..         2,223,306          2,223,306
                                                                                         ----------------
          TOTAL INVESTMENTS (COST $306,019,530) 100.8% .............                          387,678,228
          OTHER ASSETS, LESS LIABILITIES (0.8)% ....................                           (3,034,309)
                                                                                         ----------------
          NET ASSETS 100.0% ........................................                     $    384,643,919
                                                                                         ================

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c)  See Note 4 regarding restricted securities.

(d)  A portion or all of the security is on loan as of July 31, 2008.

(e) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the value of this security was $6,532,722 representing 1.70% of net assets.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(h)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

          FRANKLIN MIDCAP VALUE FUND                                     SHARES/UNITS          VALUE
          --------------------------                                   ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 94.3%
          AUTOMOBILES & COMPONENTS 3.9%
          Autoliv Inc. (Sweden) ....................................            40,400   $      1,577,216
          Harley-Davidson Inc. .....................................            32,900          1,244,936
                                                                                         ----------------
                                                                                                2,822,152
                                                                                         ----------------
          BANKS 1.6%
          Freddie Mac ..............................................            55,700            455,069
          PNC Financial Services Group Inc. ........................             9,727            693,438
                                                                                         ----------------
                                                                                                1,148,507
                                                                                         ----------------
          CAPITAL GOODS 16.3%
          Carlisle Cos. Inc. .......................................            54,500          1,667,155
          Dover Corp. ..............................................            38,400          1,905,792
          Eaton Corp. ..............................................            13,400            951,936
          Embraer-Empresa Brasileira de Aeronautica SA, ADR
             (Brazil) ..............................................            50,300          1,537,168
          Graco Inc. ...............................................            34,700          1,257,181
          Oshkosh Corp. ............................................            49,200            887,568
          Roper Industries Inc. ....................................            28,500          1,743,630
(a)       Terex Corp. ..............................................            23,600          1,116,988
          W.W. Grainger Inc. .......................................             9,700            868,247
                                                                                         ----------------
                                                                                               11,935,665
                                                                                         ----------------
          COMMERCIAL SERVICES & SUPPLIES 0.8%
          Robert Half International Inc. ...........................            24,400            617,076
                                                                                         ----------------
          CONSUMER DURABLES & APPAREL 8.1%
          Fortune Brands Inc. ......................................            38,800          2,223,628
          Hasbro Inc. ..............................................            32,800          1,270,016
          Leggett & Platt Inc. .....................................            50,000            975,000
          M.D.C. Holdings Inc. .....................................            27,800          1,154,256
          Pulte Homes Inc. .........................................            26,700            326,007
                                                                                         ----------------
                                                                                                5,948,907
                                                                                         ----------------
          CONSUMER SERVICES 1.3%
          Hillenbrand Inc. .........................................            42,300            979,245
                                                                                         ----------------
          DIVERSIFIED FINANCIALS 2.8%
          CIT Group Inc. ...........................................            69,400            588,512
          KKR Private Equity Investors LP ..........................           109,200          1,449,084
                                                                                         ----------------
                                                                                                2,037,596
                                                                                         ----------------
          ENERGY 11.7%
          Chesapeake Energy Corp. ..................................            24,900          1,248,735
          ENSCO International Inc. .................................            19,896          1,375,610
(a)       Helix Energy Solutions Group Inc. ........................            39,695          1,267,461
          Overseas Shipholding Group Inc. ..........................            21,200          1,669,500
          Peabody Energy Corp. .....................................             7,600            514,140
          Pioneer Natural Resources Co. ............................             7,100            422,095
          Teekay Corp. (Bahamas) ...................................            19,100            834,097
          Tidewater Inc. ...........................................            20,500          1,228,770
                                                                                         ----------------
                                                                                                8,560,408
                                                                                         ----------------


                    18 | Quarterly Statements of Investments

Franklin Value Investors Trust

          FRANKLIN MIDCAP VALUE FUND                                     SHARES/UNITS          VALUE
          --------------------------                                   ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          FOOD, BEVERAGE & TOBACCO 7.3%
          Bunge Ltd. ...............................................             2,994   $        296,166
(a)       Dean Foods Co. ...........................................            98,500          2,098,050
          The Hershey Co. ..........................................            11,000            404,470
          McCormick & Co. Inc. .....................................            63,800          2,558,380
                                                                                         ----------------
                                                                                                5,357,066
                                                                                         ----------------
          HEALTH CARE EQUIPMENT & SERVICES 2.6%
          Hill-Rom Holdings Inc. ...................................            42,300          1,188,207
(a)       LifePoint Hospitals Inc. .................................            26,100            747,243
                                                                                         ----------------
                                                                                                1,935,450
                                                                                         ----------------
          HOUSEHOLD & PERSONAL PRODUCTS 1.2%
          Alberto-Culver Co. .......................................            32,200            863,926
                                                                                         ----------------
          INSURANCE 5.1%
          American National Insurance Co. ..........................             2,100            198,450
          Arthur J. Gallagher & Co. ................................            14,200            361,106
          Cincinnati Financial Corp. ...............................            24,800            690,432
          Erie Indemnity Co., A ....................................            33,500          1,463,950
          Old Republic International Corp. .........................            57,775            606,637
          Protective Life Corp. ....................................            11,000            395,560
                                                                                         ----------------
                                                                                                3,716,135
                                                                                         ----------------
          MATERIALS 11.9%
          Airgas Inc. ..............................................            30,100          1,724,128
          Bemis Co. Inc. ...........................................            46,600          1,312,256
          Cabot Corp. ..............................................            11,800            316,594
          Celanese Corp., A ........................................            40,500          1,560,465
          MeadWestvaco Corp. .......................................            47,700          1,278,837
          Nucor Corp. ..............................................             8,600            492,092
          Sigma-Aldrich Corp. ......................................            25,100          1,524,574
          United States Steel Corp. ................................             3,000            481,080
                                                                                         ----------------
                                                                                                8,690,026
                                                                                         ----------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.1%
(a)       Endo Pharmaceuticals Holdings Inc. .......................            41,600            963,040
(a)       Watson Pharmaceuticals Inc. ..............................            19,400            560,854
                                                                                         ----------------
                                                                                                1,523,894
                                                                                         ----------------
          RETAILING 4.0%
          Family Dollar Stores Inc. ................................            20,600            479,980
          J.C. Penney Co. Inc. .....................................            34,100          1,051,303
          Nordstrom Inc. ...........................................            47,500          1,365,150
                                                                                         ----------------
                                                                                                2,896,433
                                                                                         ----------------
          SOFTWARE & SERVICES 2.7%
(a)       SAIC Inc. ................................................           106,300          2,008,007
                                                                                         ----------------
          TRANSPORTATION 1.5%
          J.B. Hunt Transport Services Inc. ........................            29,000          1,072,420
                                                                                         ----------------


                    Quarterly Statements of Investments | 19

Franklin Value Investors Trust

          FRANKLIN MidCap Value INVESTMENT FUND                          SHARES/UNITS          VALUE
          -------------------------------------                        ---------------   ----------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          UTILITIES 9.4%
          Atmos Energy Corp. .......................................           102,100   $      2,702,587
          DTE Energy Co. ...........................................            62,800          2,573,544
          Northeast Utilities ......................................            22,600            568,616
          Sempra Energy ............................................            19,000          1,067,040
                                                                                         ----------------
                                                                                                6,911,787
                                                                                         ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $75,904,883) ....................................                           69,024,700
                                                                                         ----------------
          SHORT TERM INVESTMENTS (COST $4,276,506) 5.8%
          MONEY MARKET FUND 5.8%
(b)       Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 2.20% ......................................         4,276,506          4,276,506
                                                                                         ----------------
          TOTAL INVESTMENTS (COST $80,181,389) 100.1% ..............                           73,301,206
          OTHER ASSETS, LESS LIABILITIES (0.1)% ....................                              (38,294)
                                                                                         ----------------
          NET ASSETS 100.0% ........................................                     $     73,262,912
                                                                                         ----------------

See Selected Portfolio Abbreviations on page 25.

(a) Non-income producing for the twelve months ended July 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    20 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

          FRANKLIN SMALL CAP VALUE FUND                                     SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS 92.6%
          AUTOMOBILES & COMPONENTS 2.3%
          Gentex Corp. .............................................           331,900   $      5,131,174
          Monaco Coach Corp. .......................................           760,700          1,703,968
(a)       Thor Industries Inc. .....................................           689,000         13,518,180
          Winnebago Industries Inc. ................................           560,000          7,145,600
                                                                                         ----------------
                                                                                               27,498,922
                                                                                         ----------------
          BANKS 2.9%
(a)       Chemical Financial Corp. .................................           469,355         12,470,762
(a)       Corus Bankshares Inc. ....................................           691,065          2,702,064
          Peoples Bancorp Inc. .....................................           183,500          3,339,700
          The PMI Group Inc. .......................................           510,000          1,280,100
(a)       TrustCo Bank Corp. NY ....................................         1,750,000         15,277,500
                                                                                         ----------------
                                                                                               35,070,126
                                                                                         ----------------
          CAPITAL GOODS 20.3%
          A.O. Smith Corp. .........................................           108,000          4,287,600
          American Woodmark Corp. ..................................           312,300          7,367,157
          Apogee Enterprises Inc. ..................................           770,600         13,315,968
          Applied Industrial Technologies Inc. .....................               100              2,672
          Brady Corp., A ...........................................           492,300         18,052,641
(a)       Briggs & Stratton Corp. ..................................           627,000          8,489,580
          Carlisle Cos. Inc. .......................................           411,000         12,572,490
          CIRCOR International Inc. ................................           142,600          8,493,256
          CNH Global NV (Netherlands) ..............................            85,000          3,142,450
(b)       EMCOR Group Inc. .........................................           171,300          5,159,556
          Franklin Electric Co. Inc. ...............................           256,300         10,639,013
          Gibraltar Industries Inc. ................................         1,041,500         16,466,115
          Graco Inc. ...............................................           395,300         14,321,719
          Kennametal Inc. ..........................................           430,000         12,796,800
          Mueller Industries Inc. ..................................           580,000         14,888,600
          Nordson Corp. ............................................           140,900          9,955,994
(b)       Powell Industries Inc. ...................................            81,000          4,252,500
          Roper Industries Inc. ....................................           195,800         11,979,044
(a)       Simpson Manufacturing Co. Inc. ...........................           401,000          9,628,010
          Teleflex Inc. ............................................           140,000          8,584,800
          Timken Co. ...............................................            69,600          2,298,192
(a)       Trinity Industries Inc. ..................................           241,000          9,071,240
          Universal Forest Products Inc. ...........................           612,000         16,524,000
          Wabash National Corp. ....................................         1,158,500         10,774,050
(a)       Watts Water Technologies Inc., A .........................           327,600          9,677,304
                                                                                         ----------------
                                                                                              242,740,751
                                                                                         ----------------
          COMMERCIAL SERVICES & SUPPLIES 2.3%
          ABM Industries Inc. ......................................           584,400         13,984,692
(a)       Mine Safety Appliances Co. ...............................           416,500         13,761,160
                                                                                         ----------------
                                                                                               27,745,852
                                                                                         ----------------


                    Quarterly Statements of Investments | 21

Franklin Value Investors Trust

          FRANKLIN SMALL CAP VALUE FUND                                     SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS (CONTINUED)
          CONSUMER DURABLES & APPAREL 8.2%
          Bassett Furniture Industries Inc. ........................           250,500   $      2,978,445
(a)       Brunswick Corp. ..........................................           950,000         12,255,000
          D.R. Horton Inc. .........................................           575,000          6,394,000
(a)       Ethan Allen Interiors Inc. ...............................           440,500         11,056,550
(c)       Hooker Furniture Corp. ...................................           582,900          9,746,088
(a)       La-Z-Boy Inc. ............................................         1,077,100          7,948,998
          M.D.C. Holdings Inc. .....................................           307,000         12,746,640
          M/I Homes Inc. ...........................................           577,900         10,951,205
(b)       Russ Berrie and Co. Inc. .................................           544,600          5,288,066
(b)       Timberland Co., A ........................................           270,800          3,883,272
(b)       The Warnaco Group Inc. ...................................           346,000         14,514,700
                                                                                         ----------------
                                                                                               97,762,964
                                                                                         ----------------
          CONSUMER SERVICES 1.7%
          Hillenbrand Inc. .........................................           126,800          2,935,420
          Regis Corp. ..............................................           618,000         17,297,820
                                                                                         ----------------
                                                                                               20,233,240
                                                                                         ----------------
          ENERGY 10.4%
          Arch Coal Inc. ...........................................           136,000          7,658,160
(a)       Atwood Oceanics Inc. .....................................           172,000          7,896,520
(a, b)    Bristow Group Inc. .......................................           289,000         13,002,110
          CARBO Ceramics Inc. ......................................            23,000          1,258,560
          CONSOL Energy Inc. .......................................            91,000          6,769,490
(a)       General Maritime Corp. ...................................           289,300          7,793,742
(b)       Global Industries Ltd. ...................................           382,023          4,561,355
(b)       Helix Energy Solutions Group Inc. ........................           334,000         10,664,620
(b)       Oil States International Inc. ............................           266,000         14,598,080
(a)       Overseas Shipholding Group Inc. ..........................           157,000         12,363,750
          Peabody Energy Corp. .....................................           119,000          8,050,350
          Rowan Cos. Inc. ..........................................           201,000          7,999,800
          Teekay Corp. (Bahamas) ...................................           191,000          8,340,970
          Tidewater Inc. ...........................................            84,400          5,058,936
(b)       Unit Corp. ...............................................           135,000          9,119,250
                                                                                         ----------------
                                                                                              125,135,693
                                                                                         ----------------
          FOOD & STAPLES RETAILING 1.0%
          Casey's General Stores Inc. ..............................           465,000         11,439,000
                                                                                         ----------------
          HEALTH CARE EQUIPMENT & SERVICES 1.9%
          Hill-Rom Holdings Inc. ...................................           126,800          3,561,812
          STERIS Corp. .............................................           294,000         10,045,980
          West Pharmaceutical Services Inc. ........................           205,200          9,422,784
                                                                                         ----------------
                                                                                               23,030,576
                                                                                         ----------------
          INSURANCE 10.3%
          American National Insurance Co. ..........................            77,000          7,276,500
          Arthur J. Gallagher & Co. ................................           299,900          7,626,457
          Aspen Insurance Holdings Ltd. ............................           644,000         16,351,160
          Erie Indemnity Co., A ....................................           169,000          7,385,300


                    22 | Quarterly Statements of Investments

Franklin Value Investors Trust

          FRANKLIN SMALL CAP VALUE FUND                                     SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
          IPC Holdings Ltd. ........................................           582,000   $     18,682,200
          Montpelier Re Holdings Ltd. (Bermuda) ....................           810,000         12,717,000
          Old Republic International Corp. .........................         1,633,000         17,146,500
          Protective Life Corp. ....................................           325,000         11,687,000
          RLI Corp. ................................................           162,100          8,853,902
(a)       Security Capital Assurance Ltd. ..........................         1,376,000          2,614,400
          StanCorp Financial Group Inc. ............................           225,000         11,112,750
          Zenith National Insurance Corp. ..........................            52,800          1,816,848
                                                                                         ----------------
                                                                                              123,270,017
                                                                                         ----------------
          MATERIALS 13.2%
          AbitibiBowater Inc. ......................................           120,000          1,011,600
          Airgas Inc. ..............................................           289,900         16,605,472
          AptarGroup Inc. ..........................................           258,500         10,003,950
          Cabot Corp. ..............................................           283,200          7,598,256
          Gerdau Ameristeel Corp. (Canada) .........................         1,176,000         18,768,960
          Glatfelter ...............................................           772,000         11,286,640
(b)       Mercer International Inc. (Germany) ......................           465,000          2,892,300
          Reliance Steel & Aluminum Co. ............................           399,400         25,226,104
          RPM International Inc. ...................................           719,000         14,739,500
          Steel Dynamics Inc. ......................................           858,200         27,187,776
          United States Steel Corp. ................................            51,000          8,178,360
(a)       Westlake Chemical Corp. ..................................           843,200         14,764,432
                                                                                         ----------------
                                                                                              158,263,350
                                                                                         ----------------
          REAL ESTATE 0.2%
(a)       Arbor Realty Trust Inc. ..................................           253,500          2,778,360
                                                                                         ----------------
          RETAILING 8.0%
          Brown Shoe Co. Inc. ......................................         1,001,000         16,156,140
          Christopher & Banks Corp. ................................         1,411,100         12,276,570
          Fred's Inc. ..............................................           627,600          8,070,936
(a)       Group 1 Automotive Inc. ..................................           352,000          6,916,800
(b)       Gymboree Corp. ...........................................           141,800          5,303,320
(b)       Hot Topic Inc. ...........................................           574,300          3,612,347
          The Men's Wearhouse Inc. .................................           471,000          9,377,610
(a, b)    Pier 1 Imports Inc. ......................................         1,384,100          5,121,170
(a, b)    Saks Inc. ................................................           803,000          8,182,570
(a, b)    Tuesday Morning Corp. ....................................         1,228,000          4,715,520
(b)       West Marine Inc. .........................................           795,000          3,315,150
(a, b)    Zale Corp. ...............................................           583,000         12,895,960
                                                                                         ----------------
                                                                                               95,944,093
                                                                                         ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
          Cohu Inc. ................................................           601,200          9,571,104
(a, b)    OmniVision Technologies Inc. .............................           359,800          3,939,810
                                                                                         ----------------
                                                                                               13,510,914
                                                                                         ----------------
          TECHNOLOGY HARDWARE & EQUIPMENT 4.0%
(b)       Avocent Corp. ............................................           590,000         14,030,200
(b)       Benchmark Electronics Inc. ...............................         1,003,600         14,692,704


                    Quarterly Statements of Investments | 23

Franklin Value Investors Trust

          FRANKLIN SMALL CAP VALUE FUND                                     SHARES             VALUE
          -----------------------------                                ---------------   ----------------
          COMMON STOCKS (CONTINUED)
          TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
          Diebold Inc. .............................................            87,600   $      3,239,448
(b)       Mettler-Toledo International Inc. ........................           150,500         16,180,255
                                                                                         ----------------
                                                                                               48,142,607
                                                                                         ----------------
          TRANSPORTATION 3.0%
(b)       Dollar Thrifty Automotive Group Inc. .....................           285,000            894,900
(b)       Genesee & Wyoming Inc. ...................................           427,286         17,292,264
(b)       Kansas City Southern .....................................           142,800          7,854,000
          SkyWest Inc. .............................................           663,000         10,090,860
                                                                                         ----------------
                                                                                               36,132,024
                                                                                         ----------------
          UTILITIES 1.8%
          Atmos Energy Corp. .......................................           171,200          4,531,664
          Energen Corp. ............................................           140,000          8,428,000
          Sierra Pacific Resources .................................           748,500          8,487,990
                                                                                         ----------------
                                                                                               21,447,654
                                                                                         ----------------
          TOTAL COMMON STOCKS (COST $1,076,434,033) ................                        1,110,146,143
                                                                                         ----------------

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                       ---------------
          CORPORATE BONDS (COST $1,305,253) 0.1%
          CAPITAL GOODS 0.1%
          Mueller Industries Inc., 6.00%, 11/01/14 .................   $     1,319,000          1,206,885
                                                                                         ----------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $1,077,739,286) .................................                        1,111,353,028
                                                                                         ----------------

                                                                            SHARES
                                                                       ---------------
          SHORT TERM INVESTMENTS 17.7%
          MONEY MARKET FUND (COST $85,955,101) 7.2%
(d)       Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 2.20% ......................................        85,955,101         85,955,101
                                                                                         ----------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 10.5%
          MONEY MARKET FUND (COST $126,068,339) 10.5%
(e)       Bank of New York Institutional Cash Reserve Fund, 2.52% ..       126,068,339        126,068,339
                                                                                         ----------------
          TOTAL INVESTMENTS (COST $1,289,762,726) 110.4% ...........                        1,323,376,468
          OTHER ASSETS, LESS LIABILITIES (10.4)% ...................                         (125,163,076)
                                                                                         ----------------
          NET ASSETS 100.0% ........................................                     $  1,198,213,392
                                                                                         ================

(a)  A portion or all of the security is on loan as of July 31, 2008.

(b)  Non-income producing for the twelve months ended July 31, 2008.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)  The rate shown is the annualized seven-day yield at period end.


                    24 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 25

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Joint repurchase agreements are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    26 | Quarterly Statements of Investments

Franklin Value Investors Trust

3. INCOME TAXES

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                  ALL CAP      BALANCE SHEET      LARGE CAP
                                                 VALUE FUND   INVESTMENT FUND    VALUE FUND
                                                -----------   ---------------   ------------
Cost of investments .........................   $14,437,069    $2,995,434,728   $167,335,512
                                                -----------   ---------------   ------------
Unrealized appreciation .....................   $   685,658    $1,263,410,992   $ 35,827,295
Unrealized depreciation .....................    (1,582,216)     (521,349,797)   (34,963,302)
                                                -----------   ---------------   ------------
Net unrealized appreciation (depreciation)...   $  (896,558)   $  742,061,195   $    863,993
                                                ===========   ===============   ============

                                                  FRANKLIN       FRANKLIN        FRANKLIN
                                                  MICROCAP        MIDCAP         SMALL CAP
                                                 VALUE FUND     VALUE FUND      VALUE FUND
                                                ------------   ------------   --------------
Cost of investments .........................   $306,019,530   $ 80,250,395   $1,290,239,934
                                                ------------   ------------   --------------
Unrealized appreciation .....................   $124,414,722   $  7,131,172   $  270,676,366
Unrealized depreciation .....................    (42,756,024)   (14,080,361)    (237,539,832)
                                                ------------   ------------   --------------
Net unrealized appreciation (depreciation)...   $ 81,658,698   $ (6,949,189)  $   33,136,534
                                                ============   ============   ==============

4. RESTRICTED SECURITIES

At July 31, 2008, the Franklin MicroCap Value Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                                 ACQUISITION
 SHARES   ISSUER                                                     DATE         COST        VALUE
-------   ------                                                 -----------   ----------   ----------
FRANKLIN MICROCAP VALUE FUND
 94,800   Allen Organ Co., Contingent Distribution ...........     9/07/06     $  973,637   $1,016,256
495,000   Black River BancVenture Inc. .......................     8/13/07      4,950,000    4,254,525
 94,800   LandCo Real Estate LLC, Liquidating Trust ..........     9/07/06        240,792      168,744
                                                                                            ----------
             TOTAL RESTRICTED SECURITIES (1.41% of Net Assets) ..........................   $5,439,525
                                                                                            ==========


                    Quarterly Statements of Investments | 27

Franklin Value Investors Trust

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the nine months ended July 31, 2008, were as shown below.

                                            NUMBER OF
                                             SHARES                           NUMBER OF
                                              HELD                              SHARES                                REALIZED
                                               AT                                HELD        VALUE                     CAPITAL
                                            BEGINNING    GROSS       GROSS      AT END       AT END      INVESTMENT     GAIN
    NAME OF ISSUER                          OF PERIOD  ADDITIONS  REDUCTIONS  OF PERIOD    OF PERIOD       INCOME      (LOSS)
    --------------                          ---------  ---------  ----------  ---------  ------------    ----------  -----------
    FRANKLIN BALANCE SHEET INVESTMENT FUND
    NON-CONTROLLED AFFILIATES
    Dollar Thrifty Automotive Group
       Inc. ..............................  1,763,067   100,000           --  1,863,067  $  5,850,031     $     --   $        --
    Furmanite Corp. ......................  2,783,000        --       94,400  2,688,600    24,627,576           --       404,530
    Furniture Brands International Inc. ..  3,250,000   150,000           --  3,400,000    40,358,000      801,600            --
    KGen Power Corp., 144A ...............  4,400,000        --           --  4,400,000    83,600,000           --            --
    Syms Corp. ...........................  1,430,000        --           --  1,430,000    24,395,800           --            --
    Tecumseh Products Co., A .............  1,085,000        --       85,000  1,000,000    32,750,000           --    (2,426,123)
    Tecumseh Products Co., B .............    310,000        --           --    310,000     8,986,900           --            --
    Zale Corp. ...........................  1,767,600   453,400           --  2,221,000    49,128,520           --            --
                                                                                         ------------    ----------  -----------
             TOTAL AFFILIATED SECURITIES (7.77% of Net Assets) ........................  $269,696,827    $ 801,600   $(2,021,593)
                                                                                         ============    ==========  ===========
    FRANKLIN MICROCAP VALUE FUND
    NON-CONTROLLED AFFILIATES

    ACMAT Corp., A .......................    392,800        --           --    392,800  $  9,486,120     $     --   $        --
    American Pacific Corp. ...............    676,300        --           --    676,300    11,158,950           --            --
    Black River BancVenture Inc. .........    495,000        --           --    495,000     4,254,525           --            --
    Cobra Electronics Corp. ..............    376,300   156,700           --    533,000     1,332,500       67,200            --
    Continental Materials Corp. ..........    109,000        --           --    109,000     2,466,125           --            --
    Delta Apparel Inc. ...................    680,000    75,000           --    755,000     3,284,250           --            --
    Duckwall-ALCO Stores Inc. ............    227,500    10,500           --    238,000     2,439,500           --            --
    Espey Manufacturing & Electronics
       Corp. .............................    156,000        --        2,701    153,299     3,226,944      323,700        39,843
    GTSI Corp. ...........................    488,140    20,860           --    509,000     3,669,890           --            --
    Hardinge Inc. ........................    652,500   132,500           --    785,000    12,371,600      110,625            --
    International Shipholding Corp. ......    474,800        --       29,800    445,000    10,533,150           --       490,883
    Nashua Corp. .........................    357,930        --           --    357,930     3,042,405           --            --
    Omega Protein Corp. ..................  1,000,000        --      130,000    870,000            --(a)        --       958,017
    Proliance International Inc. .........    823,800        --           --    823,800       881,466           --            --
    Rockford Corp. .......................    575,000        --           --    575,000       575,000           --            --
    S&K Famous Brands Inc. ...............    255,500        --           --    255,500       766,500           --            --
    Tandy Brands Accessories Inc. ........    540,000        --           --    540,000     3,105,000       64,800            --
                                                                                         ------------    ----------  -----------
             TOTAL AFFILIATED SECURITIES (18.87% of Net Assets) . .....................  $ 72,593,925    $  566,325  $ 1,488,743
                                                                                         ============    ==========  ===========
(a) As of July 31, 2008, no longer an affiliate.
    FRANKLIN SMALL CAP VALUE FUND
    NON-CONTROLLED AFFILIATES
    Hooker Furniture Corp. ...............    615,000      --         32,100    582,900  $  9,746,088    $  178,080  $   (91,494)
                                                                                         ============    ==========  ===========
             TOTAL AFFILIATED SECURITIES (0.81% of Net Assets)


                    28 | Quarterly Statements of Investments

Franklin Value Investors Trust

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 29





Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008


By /s/ LAURA F. FERGERSON
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date    September 26, 2008




                                   Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration






I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer